FINANCIAL INSTRUMENTS - Schedule of Interest Rate Swap Contracts (Details) $ in Thousands	Dec. 31, 2023 USD ($) numberOfInstruments
Derivative [Line Items]
Notional principal	$ 720,000
Credit adjustment spread percentage	0.26161%
Derivative instrument 2.45%, weighted average rate
Derivative [Line Items]
Notional principal	$ 841,000
Weighted Average Fixed Interest Rate	2.45%
Derivative instrument 0.96%, weighted average rate
Derivative [Line Items]
Notional principal	$ 160,000
Weighted Average Fixed Interest Rate	0.96%
Derivative instrument 4.43%, weighted average rate
Derivative [Line Items]
Notional principal, liability	$ (281,000)
Weighted Average Fixed Interest Rate	4.43%
Derivative instrument 2.50%, weighted average rate
Derivative [Line Items]
Notional principal	$ 100,000
Weighted Average Fixed Interest Rate	2.50%
Number of forward start hedging instruments | numberOfInstruments	2